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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-10385

                               PACIFIC LIFE FUNDS
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                             700 Newport Center Drive
                                  P.O. Box 7500
                             NEWPORT BEACH, CA 92660
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Robin S. Yonis
     Vice President and Investment Counsel of Pacific Life Insurance Company
                             700 Newport Center Drive
                                  P.O. Box 9000
                              NEWPORT BEACH, CA 92660
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 949-219-6767
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                ----------

             Date of reporting period: JULY 1, 2005 - JUNE 30, 2006
                                       -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE,
Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


                                EXPLANATORY NOTE

The purpose of this filing is to amend the proxy voting record of the Portfolio Optimization Funds. The Registrant's remaining proxy voting records to this Form N-PX are incorporated by reference to the Form N-PX filed on EDGAR on August 31, 2006 (Accession Number 0000935069-06-002489).


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                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006


                   Portfolio Optimization Funds - Models A - E

The Portfolio Optimization Funds are five fund of funds within Pacific Funds (the "Trust") that invest in the other individual funds of the Trust. The Trust held a shareholder meeting on December 9, 2005, and the Portfolio Optimization Funds, in their capacity as a shareholder, voted their shares in the same proportion as the vote of all other shareholders with respect to each matter. In particular, with respect to Proposal 1 (election of Trustees), the Portfolio Optimization Funds voted in proportion to the vote of all other shareholders of the Trust voting as a whole. With respect to Proposal 2 (amendment of investment goal of PF Janus Growth LT Fund), the Portfolio Optimization Funds voted in proportion to the vote of all other shareholders of the PF Janus Growth LT Fund. The Trust's Board of Trustees had recommended that shareholders vote "FOR" each proposal. Both proposals passed.

The shares were voted in the following percentages, in accordance with the above:

PROPOSAL #1 FOR ALL SHAREHOLDERS OF PACIFIC FUNDS:

To elect four nominees to the Trust's Board of Trustees.


                                           VOTES FOR      VOTES WITHHELD
                                            PERCENT           PERCENT
                                            -------           -------
Frederick L. Blackmon                        99.26%            0.74%
Gale K. Caruso                               99.25%            0.74%
Nooruddin (Rudy) S. Veerjee                  98.92%            1.08%
G. Thomas Willis                             99.23%            0.77%


PROPOSAL #2 FOR ALL SHAREHOLDERS OF THE PF JANUS GROWTH LT FUND OF PACIFIC
FUNDS:

To change the investment goal of the PF Janus Growth LT Fund to seek long-term growth of capital.


                                    VOTES FOR    VOTES AGAINST
                                     PERCENT        PERCENT
                                     -------        -------
   PF Janus Growth LT Fund            99.36%         0.64%


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Registrant                PACIFIC LIFE FUNDS
                    ------------------------------------------------------------

         By (Signature and Title)

                                         ------------------------
                                         James T. Morris*
                                         Title: President, Pacific Life Funds

         *By: /S/ ROBIN S. YONIS
              -----------------------
         Robin S. Yonis as attorney-in-fact pursuant
         to power of attorney
         previously filed.

         Date: May 25, 2007